Actual Capital Amounts and Ratios (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	$ 95,419	$ 88,503
Tier I risk-based, Amount	89,324	82,755
Tier I leverage, Amount	89,324	82,755
Total risk-based, Ratio	12.30%	13.40%
Tier I risk-based, Ratio	11.50%	12.50%
Tier I leverage, Ratio	8.40%	9.00%
Subsidiary
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	94,888	87,707
Tier I risk-based, Amount	88,793	81,979
Tier I leverage, Amount	$ 88,793	$ 81,979
Total risk-based, Ratio	12.20%	13.30%
Tier I risk-based, Ratio	11.40%	12.40%
Tier I leverage, Ratio	8.40%	8.90%